COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following is a schedule, by year, of future minimum rental payments required under non-cancelable operating leases as of December 31, 2013:

Years Ending December 31,
2014	$420,058
2015	214,727
2016	189,123
2017	182,019
2018	-
Thereafter	-
$1,005,927